Consolidated Statements of Comprehensive (Loss) / Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Net sales	$ 19,289	$ 11,875	$ 30,918
Cost of sales	(9,545)	(7,104)	(15,754)
Depreciation of production assets	(506)	(478)	(420)
Gross profit	9,238	4,293	14,744
Other operating income	224	184	167
Research & development expenses	(14,883)	(7,026)	(4,398)
Selling & marketing expenses	(14,394)	(8,550)	(6,523)
General & administrative expenses	(27,879)	(16,324)	(17,290)
Total operating expenses	(56,932)	(31,716)	(28,044)
Operating loss	(47,694)	(27,423)	(13,300)
Non-operating income	13,423	1,629	2,374
Debt conversion expense		(32)	(562)
Interest and amortization of debt discount	(224)	(1,013)	(624)
Non-operating expenses	(3,716)	(2,018)	(3,107)
Loss before income tax expense	(38,211)	(28,857)	(15,219)
Income tax income / (expense)	163	(3,086)	(230)
Equity in earnings of unconsolidated entities	(106)
Net loss	(38,154)	(31,943)	(15,449)
Net loss attributable to noncontrolling interests	(32,082)	(18,497)	(89)
Net loss attributable to WISeKey International Holding Ltd	(6,072)	(13,446)	(15,360)
Other comprehensive income / (loss), net of tax:
Foreign currency translation adjustments	377	287	(842)
Unrealized holding gains arising during period	25	0	0
Net loss arising during period	(72)	(1,206)	(1,151)
Other comprehensive (loss) / income	330	(919)	(1,993)
Comprehensive loss	(37,824)	(32,862)	(17,442)
Other comprehensive income / (loss) attributable to noncontrolling interests	54	(28)	(99)
Other comprehensive income / (loss) attributable to WISeKey International Holding Ltd	276	(891)	(1,894)
Comprehensive loss attributable to noncontrolling interests	(32,028)	(18,525)	(188)
Comprehensive loss attributable to WISeKey International Holding Ltd	$ (5,796)	$ (14,337)	$ (17,254)
Class A Common Stock
Earnings per Share - Basic	$ (0.91)	$ (0.92)	$ (0.5)
Earnings per Share - Diluted	(0.91)	(0.92)	(0.5)
Earning per Share attributable to WISeKey International Holding Ltd - Basic	(0.15)	(0.39)	(0.51)
Earning per Share attributable to WISeKey International Holding Ltd - Diluted	(0.15)	(0.39)	(0.51)
Class B Common Stock
Earnings per Share - Basic	(9.12)	(9.17)	(5.01)
Earnings per Share - Diluted	(9.12)	(9.17)	(5.01)
Earning per Share attributable to WISeKey International Holding Ltd - Basic	(1.45)	(3.86)	(5.06)
Earning per Share attributable to WISeKey International Holding Ltd - Diluted	$ (1.45)	$ (3.86)	$ (5.06)